Inx Token Warrant Liability (Details) - Schedule of warrant liability composition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INX Token warrant liability:
Warrants granted to employees and service providers	$ 1,580	$ 9,814
Total	$ 1,580	$ 9,814